Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Relevant Tax Laws and Regulations

In accordance with the relevant tax laws and regulations of Singapore, a company registered in Singapore is subject to income taxes at a flat rate of 17%.

	For the six months ended June 30,
	2023 SGD	2024 SGD	2024 USD
(Loss) income before provision for income taxes is attributable to the following geographic locations:
Singapore	(499,557)	103,697	76,736
Foreign	-	-	-
Total (loss) income before income taxes	(499,557)	103,697	76,736

In accordance with the relevant tax laws and regulations of Singapore, a company registered in Singapore is subject to income taxes at a flat rate of 17%.

	For the years ended December 31,
	2022 SGD	2023 SGD	2023 USD
Income before provision for income taxes is attributable to the following geographic locations:
Singapore	210,917	(33,313)	(24,651)
Foreign	-	-	-
Total income before income taxes	210,917	(33,313)	(24,651)

Schedule of Reconciles Singapore Statutory Rates

The following table reconciles Singapore statutory rates to the Company’s effective tax:

	For the six months ended
	June 30, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
(Loss) income before income taxes	(499,557)	103,697	76,736
Singapore statutory income tax rate	17%	17%	17%
Non-deductible depreciation	0%	13%	13%
Non-deductible professional fees	-0%	59%	59%
Other non-deductible expenses	-24%	2%	2%
Tax rebate and exemption	0%	-9%	-9%
Effective tax rate	-7%	82%	82%

The following table reconciles Singapore statutory rates to the Company’s effective tax:

	For the years ended December 31,
	2022 SGD	2023 SGD	2023 USD
Profit before income taxes	210,917	(33,313)	(24,651)
Singapore statutory income tax rate	17%	17%	17%

Non-deductible depreciation	9%	-70%	-70%
Non-deductible professional fees	62%	-467%	-467%
Other non-deductible expenses	5%	-39%	-39%
Tax rebate and exemption	-26%	673%	673%
Effective tax rate	67%	114%	114%

Schedule of Deferred tax Assets

Deferred tax assets as below,

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Deferred tax assets:
Bad debt provision	270,556	278,514	206,100
Lease liabilities	4,726	183,711	135,946
Total deferred tax assets	275,282	462,225	342,046

Deferred tax liabilities:
Right-of-use assets	(7,069)	(177,838)	(131,600)
Total deferred tax liabilities	(7,069)	(177,838)	(131,600)
Net deferred tax assets	268,213	284,387	210,446

Deferred tax assets as of December 31,

	2022 SGD	2023 SGD	2023 USD
Bad debt provision	276,791	270,556	200,212
Lease liabilities	7,562	4,726	3,497
Total deferred tax assets	284,353	275,282	203,709
Deferred tax liabilities:
Right-of-use assets	(11,575)	(7,069)	(5,231)
Total deferred tax liabilities	(11,575)	(7,069)	(5,231)
Net deferred tax asset:	272,778	268,213	198,478